Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Tables
The following table sets forth information concerning the compensation paid to our CEO and to our other NEOs compared to company performance for the years ended December 31, 2022, 2021 and 2020.

Year	Summary Compensation Table Total Pay for CEO (1)(2) ($)	CAP to CEO (3) ($)	Average Summary Compensation Table Total Pay for Other NEOs (1)(2) ($)	Average CAP to Other NEOs (3) ($)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (5) ($)	Core FFO per Share ($)
					TSR (4) ($)	Peer Group TSR (4) ($)

2022	6,482,600	5,063,676	2,965,317	2,058,580	119	100	310,025	1.54

2021	4,592,060	6,624,511	2,551,105	3,919,810	169	132	210,559	1.36

2020	3,341,650	3,488,258	1,855,710	1,798,939	115	92	154,829	1.16
(1) For each year shown, the CEO was David P. Singelyn. For 2022 and 2021, the other NEOs were Jack Corrigan, Bryan Smith, Christopher C. Lau and Sara H. Vogt-Lowell, and for 2020, the other NEOs were Jack Corrigan, Bryan Smith, Christopher C. Lau, Sara H. Vogt-Lowell and Stephanie G. Heim.
(2) The values reflected in this column reflect the “Total”
compensation
set forth in the Summary Compensation Table (“SCT”) on page 51. See the footnotes to the SCT for further detail regarding the amounts in this column.
(3) Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (iv) subtracting for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (v) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
CEO

Year	SCT Total Comp ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Minus Value of Forfeited Prior Years Awards ($)	Plus Dividends on Unvested Awards/ Accrued Dividends ($)	Equals CAP ($)

2022	6,482,600	(4,303,200)	4,264,939	(1,310,698)	(124,730)	-	54,765	5,063,676

2021	4,592,060	(1,872,600)	3,317,343	540,671	19,068	-	27,969	6,624,511

2020	3,341,650	(1,650,000)	1,787,670	-	-	-	8,938	3,488,258
Other NEOs Average

Year	SCT Total Comp ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Minus Value of Forfeited Prior Years Awards ($)	Plus Dividends on Unvested Awards/ Accrued Dividends ($)	Equals CAP ($)

2022	2,965,317	(1,842,275)	1,825,938	(774,193)	(151,118)	-	34,911	2,058,580

2021	2,551,105	(1,163,075)	1,943,314	528,580	33,276	-	26,610	3,919,810

2020	1,855,710	(849,000)	800,659	100,544	50,360	(169,672)	10,338	1,798,939
(4) Reflects the cumulative TSR of the Company and the MSCI US REIT Index for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
(5) Amounts in thousands.

Company Selected Measure Name	Core FFO
Named Executive Officers, Footnote [Text Block]	For each year shown, the CEO was David P. Singelyn. For 2022 and 2021, the other NEOs were Jack Corrigan, Bryan Smith, Christopher C. Lau and Sara H. Vogt-Lowell, and for 2020, the other NEOs were Jack Corrigan, Bryan Smith, Christopher C. Lau, Sara H. Vogt-Lowell and Stephanie G. Heim.
Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative TSR of the Company and the MSCI US REIT Index for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 6,482,600	$ 4,592,060	$ 3,341,650
PEO Actually Paid Compensation Amount	$ 5,063,676	6,624,511	3,488,258
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (iv) subtracting for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (v) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
CEO

Year	SCT Total Comp ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Minus Value of Forfeited Prior Years Awards ($)	Plus Dividends on Unvested Awards/ Accrued Dividends ($)	Equals CAP ($)

2022	6,482,600	(4,303,200)	4,264,939	(1,310,698)	(124,730)	-	54,765	5,063,676

2021	4,592,060	(1,872,600)	3,317,343	540,671	19,068	-	27,969	6,624,511

2020	3,341,650	(1,650,000)	1,787,670	-	-	-	8,938	3,488,258

Non-PEO NEO Average Total Compensation Amount	$ 2,965,317	2,551,105	1,855,710
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,058,580	3,919,810	1,798,939
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (iv) subtracting for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (v) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
Other NEOs Average

Year	SCT Total Comp ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Minus Value of Forfeited Prior Years Awards ($)	Plus Dividends on Unvested Awards/ Accrued Dividends ($)	Equals CAP ($)

2022	2,965,317	(1,842,275)	1,825,938	(774,193)	(151,118)	-	34,911	2,058,580

2021	2,551,105	(1,163,075)	1,943,314	528,580	33,276	-	26,610	3,919,810

2020	1,855,710	(849,000)	800,659	100,544	50,360	(169,672)	10,338	1,798,939

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	our cumulative TSR and the cumulative TSR of the constituent companies in the MSCI US REIT Index,
Compensation Actually Paid vs. Net Income [Text Block]	our GAAP net income, and (iii) our Core FFO per share (in each case as set forth in the table above).
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures.
The most important financial performance measures used by the Company in setting pay-for-performance
compensation for the most recently completed fiscal year are listed in the table below. The manner in which these measures, together with certain non-financial
performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section.

Significant Financial Performance Measures

Core FFO Growth

Relative TSR (compared to the benchmarking peer group and constituents in the FTSE NAREIT Residential Index)

Total Shareholder Return Amount	$ 119	169	115
Peer Group Total Shareholder Return Amount	100	132	92
Net Income (Loss)	$ 310,025,000	$ 210,559,000	$ 154,829,000
Company Selected Measure Amount	1.54	1.36	1.16
PEO Name	David P. Singelyn
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (compared to the benchmarking peer group and constituents in the FTSE NAREIT Residential Index)
PEO [Member] | Minus SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,303,200)	$ (1,872,600)	$ (1,650,000)
PEO [Member] | Plus Value of New Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,264,939	3,317,343	1,787,670
PEO [Member] | Plus Change in Value of Prior Years Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,310,698)	540,671
PEO [Member] | Plus Change in Value of Prior Years Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(124,730)	19,068
PEO [Member] | Plus Dividends on Unvested Awards/ Accrued Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	54,765	27,969	8,938
Non-PEO NEO [Member] | Minus SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,842,275)	(1,163,075)	(849,000)
Non-PEO NEO [Member] | Plus Value of New Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,825,938	1,943,314	800,659
Non-PEO NEO [Member] | Plus Change in Value of Prior Years Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(774,193)	528,580	100,544
Non-PEO NEO [Member] | Plus Change in Value of Prior Years Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(151,118)	33,276	50,360
Non-PEO NEO [Member] | Minus Value of Forfeited Prior Years Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(169,672)
Non-PEO NEO [Member] | Plus Dividends on Unvested Awards/ Accrued Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 34,911	$ 26,610	$ 10,338